Award Timing Disclosure	12 Months Ended
Dec. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Equity Grant Policy was approved by our Compensation Committee and specifies a procedure and timing for granting and pricing equity awards to protect against any appearance of spring loading or timing the grant of equity awards for the benefit of the grantee. The Equity Grant Policy designates quarterly predetermined grant dates for the granting of equity awards to employees, including our Executive Officers (a “Predetermined Quarterly Grant Date”), unless such date would fall during a blackout period. The Company selects Predetermined Quarterly Grant Dates because they will fall within the Company’s regular open trading window and should protect against any appearance of spring loading or timing the grant of equity awards for the benefit of the grantee.
Equity grants, including stock options, to our employees, including our executive officers, are generally approved annually at a meeting of the Compensation Committee that is held during the first quarter of each year. The grants are typically expressed and approved in fixed dollar terms, with the grant being effective as of, and the number of equity awards and exercise price calculated based on, the market value of the Company’s stock on the next Predetermined Quarterly Grant Date, which is during an open trading window (i.e. at least two full trading days following the release of earnings).
During our fiscal year ended December 27, 2025, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Equity Grant Policy designates quarterly predetermined grant dates for the granting of equity awards to employees, including our Executive Officers (a “Predetermined Quarterly Grant Date”), unless such date would fall during a blackout period. The Company selects Predetermined Quarterly Grant Dates because they will fall within the Company’s regular open trading window and should protect against any appearance of spring loading or timing the grant of equity awards for the benefit of the grantee.
Equity grants, including stock options, to our employees, including our executive officers, are generally approved annually at a meeting of the Compensation Committee that is held during the first quarter of each year. The grants are typically expressed and approved in fixed dollar terms, with the grant being effective as of, and the number of equity awards and exercise price calculated based on, the market value of the Company’s stock on the next Predetermined Quarterly Grant Date, which is during an open trading window (i.e. at least two full trading days following the release of earnings).

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Equity grants, including stock options, to our employees, including our executive officers, are generally approved annually at a meeting of the Compensation Committee that is held during the first quarter of each year. The grants are typically expressed and approved in fixed dollar terms, with the grant being effective as of, and the number of equity awards and exercise price calculated based on, the market value of the Company’s stock on the next Predetermined Quarterly Grant Date, which is during an open trading window (i.e. at least two full trading days following the release of earnings).

MNPI Disclosure Timed for Compensation Value	false